Income Taxes - Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
PRC statutory income tax rates	25.00%	25.00%	25.00%
Permanent book - tax difference	(4.00%)	(1.90%)	(2.40%)
Share-based compensation	3.50%	1.00%	5.50%
Super deduction of R&D expense	(7.80%)	(2.90%)	(14.00%)
Others	0.30%	0.00%	6.10%
Different tax rates in other jurisdictions	5.60%	7.80%	2.00%
Effect of tax holiday	8.80%	4.70%	(16.90%)
Change in valuation allowance	55.60%	3.40%	12.60%
Unrecognized tax benefit	4.00%
Total	(45.00%)	11.00%	20.30%
Effects of tax holidays entitled by the PRC subsidiaries	$ 15,126	$ 21,998	$ 15,354
Class A and ClassB
Income Taxes
Effects of tax holidays entitled by the PRC subsidiaries on basic income (loss) per Class A and Class B ordinary share (US$ cent per share)	$ 0.37	$ 0.85	$ 0.6